Related Party Transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related Party Transactions	Related Party Transactions
(1) The list of related party of the Group as of December 31, 2025, is as follows:

Relationship	Name of Entity
Associates and joint ventures	There are 48 Associates and joint ventures, and entities listed on the table below has Related Party Transactions

Others[1]	Goody Studio Co., Ltd., Rebellion Inc., Digital Pharm Co., Ltd., Mastern No.127 Logispoint Daegu Co., Ltd., KORAMKO No. 143 General Private Real Estate Investment Company
1The investment in preferred shares in these entities are accounted for under IFRS 9. Given the Company’s significant influence in the investees, those are included in the list of related parties.
(2) Outstanding balances of receivables and payables in relations to transactions with related parties as of December 31, 2024 and 2025, are as follows:

		December 31, 2024
		Receivables			Payables
(in millions of Korean won)		Trade receivables	Other receivables	Lease receivables	Trade payables	Other payables	Lease liabilities
Associates and joint ventures Others	K Bank, Inc.	₩ 778	₩ 147,868	₩ —	₩ —	₩ 83	₩ —
	Little Big Pictures	235	1,396	—	—	2	—
	K-Realty 11th Real Estate Investment Trust Company	113	1,283	—	—	—	4,588
	K-Realty No.3 Real Estate General Private Placement Investment Company	7,911	—	—	—	—	—
	Others	2,439	1,628	—	1,302	1,326	—
Others	Others	₩ 138	₩ 240	₩ —	₩ 1	₩ —	₩ —
Total		₩ 11,614	₩ 152,415	₩ —	₩ 1,303	₩ 1,411	₩ 4,588

		December 31, 2025
		Receivables			Payables
(in millions of Korean won)		Trade receivables	Other receivables	Lease receivables	Trade payables	Other payables	Lease liabilities
Associates and joint ventures Others	K Bank, Inc.	₩ 2,089	₩ 53,865	₩ —	₩ —	₩ 795	₩ —
	Little Big Pictures	235	1,382	—	—	249	—
	K-Realty 11th Real Estate Investment Trust Company	117	1,482	—	—	—	1,719
	K-Realty No.3 Real Estate General Private Placement Investment Company	185	—	—	—	299	98,474
	Others	6,419	747	—	161	1,228	—
Others	Others	228	66	₩ —	—	—	—
Total		₩ 9,273	₩ 57,542	₩ —	₩ 161	₩ 2,571	₩ 100,193
(3) Significant transactions with related parties for the years ended December 31, 2023, 2024 and 2025, are as follows:

		2023
(in millions of Korean won)		Operating Revenue	Purchases[1]
Associates and joint ventures	K Bank, Inc.	₩ 22,701	₩ 13,429
	HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)	78	182
	K-Realty 11th Real Estate Investment Trust Company	346	2,559
	K-Realty No.3 Real Estate General Private Placement Investment Company	6,216	—
	Others [2,3]	21,308	42,169
Others	Digital Pharm Co., Ltd.	1	—
Total		50,650	58,339

		2023
(in millions of Korean won)		Acquisition of right-of-use assets	Interest income	Interest expense	Dividend income
Associates and joint ventures	K Bank, Inc.	₩ —	₩ 8,264	₩ —	₩ —
	HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)	—	—	—	—
	K-Realty 11th Real Estate Investment Trust Company	7	—	261	507
	Others [2,3]	—	—	—	1,279
Total		7	8,264	261	1,786
1The amounts includes the acquisition of property and equipment, and others.
2Includes transactions of KD Living Co., Ltd. before it became a subsidiary.
3Includes transactions of FUNDA Co., Ltd, Maruee Limited Company Specializing in the Cultural Industry, Mastern No.127 Logispoint Daegu Co., Ltd. before it was excluded as associates and joint ventures of the Group.

		2024
(in millions of Korean won)		Operating Revenue	Purchases[1]
Associates and joint ventures	K Bank, Inc.	₩ 31,721	₩ 22,548
	HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)	75	—
	K-Realty 11th Real Estate Investment Trust Company	236	2,547
	K-Realty No.3 Real Estate General Private Placement Investment Company	32,286	—
	Others [2]	25,534	33,804
Others	Others.	171	2,716
Total		90,023	61,615

		2024
(in millions of Korean won)		Acquisition of right-of-use assets	Interest income	Interest expense	Dividend income
Associates and joint ventures	K Bank, Inc.	₩ —	₩ 6,678	₩ —	₩ —
	HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)	—	—	—	—
	K-Realty 11th Real Estate Investment Trust Company	11	—	182	401
	Others [2]	—	—	—	4,769
Total		₩ 11	₩ 6,678	₩ 182	₩ 5,170
1The amounts includes the acquisition of property and equipment, and others.
2Transactions with LS Marine Solution Co., Ltd., QTT Global (Group) Company Limited and OASISALPHA Corporation are included up to the date on which the related party relationships were terminated.

		2025
(in millions of Korean won)		Operating Revenue	Purchases[1]
Associates and joint ventures	K Bank, Inc.	₩ 33,845	₩ 30,078
	HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)	78	—
	K-Realty 11th Real Estate Investment Trust Company	236	1,811
	K-Realty No.3 Real Estate General Private Placement Investment Company	25,317	1,704
	Others [2]	31,290	25,731
Others	Others.	484	118
Total		91,250	59,442

		2025
(in millions of Korean won)		Acquisition of right-of-use assets	Interest income	Interest expense	Dividend income
Associates and joint ventures	K Bank, Inc.	₩ —	₩ 859	₩ —	₩ 2,300
	HD Hyundai Robotics Co., Ltd. (formerly Hyundai Robotics Co., Ltd.)	—	—	—	—
	K-Realty 11th Real Estate Investment Trust Company	—	—	80	399
	K-Realty No.3 Real Estate General Private Placement Investment Company	100,493		1,650	—
	Others [2]	—	—	—	5,444
Total		₩ 100,493	₩ 859	₩ 1,730	₩ 8,143
1The amounts includes the acquisition of property and equipment, and others.
2Transactions with Trustay Co., Ltd. and Korea Electronic Vehicle Charging Service before they were excluded from associates and joint ventures are included.

(4) Key management compensation for the years ended December 31, 2023, 2024 and 2025, consists of:

(in millions of Korean won)	2023		2024		2025
Salaries and other short-term benefits	₩	1,494	₩	1,666	₩	1,947
Post-employment benefits	153		193		280
Share-based compensation	569		1,225		952
Total	₩	2,216	₩	3,084	₩	3,179
(5) Fund transactions with related parties for the years ended December 31, 2023, 2024 and 2025, are as follows:

	2023
(in millions of Korean won)	Borrowing transactions[1]		Equity contributions in cash
Associates and joint ventures	Borrowings	Repayments
K-Realty 11th Real Estate Investment Trust Company	₩ —	₩ 1,037	₩ —
STIC Place General Private Placement Real Estate Investment Trust No.2	—	—	20,000
Telco Credit Bureau Co.,Ltd.	—	—	6,500
Pacific geumto no.75 private hybrid asset fund	—	—	19,000
Kiamco Data Center Blind Fund	—	—	15,000
STIC Mixed Asset Investment Trust No. 1	—	—	10,930
Others [2]	₩ —	₩ —	₩ 31,107
Others
Rebellions Co.,Ltd.	—	—	19,998
Total	₩ —	₩ 1,037	₩ 122,535
1Lease transactions are included in borrowing transactions.
2Includes transaction details before Daemuga Limited Company Specializing in the Cultural Industry, Maruee Limited Company Specializing in the Cultural Industry were excluded from the associates company.

	2024
(in millions of Korean won)	Borrowing transactions[1]		Equity contributions in cash
Associates and joint ventures	Borrowings	Repayments
IBK-KT Young Entrepreneurs MARS Investment Fund	₩ —	₩ —	₩ 6,000
K-Realty 11th Real Estate Investment Trust Company	—	2,337	—
TeamFresh Corp.2	—	—	52,841
Others	—	—	21,234
Others
Rebellions Co.,Ltd.	—	—	12,477
Total	₩ —	₩ 2,337	₩ 92,552
1Lease transactions are included in borrowing transactions.
2The transaction involved acquiring redeemable convertible preference shares of TeamFresh Corp. and occurred in the process of exchange with the shares of Lolab Co., Ltd. that were held

	2025
(in millions of Korean won)	Borrowing transactions[1]		Equity contributions in cash
Associates and joint ventures	Borrowings	Repayments
IBK-KT Young Entrepreneurs MARS Investment Fund	₩ —	₩ —	₩ 6,000
K-Realty 11th Real Estate Investment Trust Company	—	1,811	—
K Bank, Inc.	—	—	100,000
Others	—	1,633	7,059
Total	₩ —	₩ 3,444	₩ 113,059
1Lease transactions are included in borrowing transactions.

(6) Provision of collateral and investment agreement and others
The Group has an obligation according to invest in agreements with related parties such as Kiamco Data Center Blind Fund. As of December 31, 2025 the Group has a plan to make an additional investment of ₩85,834 million.
(7) As of December 31, 2025, the limit of the credit card contract provided by the Group to K Bank, Inc. and others is ₩1,486 million (December 31, 2024: ₩1,447 million).